SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 28, 2025
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:
(a)    Selling, general and administrative expenses:

	2025	2024

Selling expenses	$74,722	$55,497
Administrative expenses	179,580	218,537
Distribution expenses	135,049	116,735
	$389,351	$390,769

(b)    Employee benefit expenses:

	2025	2024

Salaries, wages and other short-term employee benefits	$627,033	$561,793
Share-based payments	67,760	64,524
Post-employment benefits	61,817	29,960
	$756,610	$656,277

(c) Government assistance:
During the year ended December 28, 2025, a recovery of $18.3 million (2024 - $15.2 million) was recognized in cost of sales in the consolidated statements of earnings and comprehensive income relating to government assistance for production costs.
During the second quarter of fiscal 2024, the Government of Barbados enacted a jobs credit, in order to foster economic activity and employment in Barbados. The jobs credit was effective retroactively to January 1, 2024. For the year ended December 28, 2025, the Company recognized $45.9 million (2024 - $41.8), for this jobs credit, as a reduction of SG&A expenses in the consolidated statements of earnings and comprehensive income, of which $39.1 million was applied as a reduction to income taxes payable, and $6.8 million recorded in other non-current assets.
18. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(d) Costs relating to proxy contest and leadership changes and related matters:
During the year ended December 28, 2025, the Company recognized costs relating to the recent proxy contest and leadership changes and related matters in SG&A expenses of $2.8 million, consisting of the following:
•Advisory fees on shareholder matters of $2.8 million;
•Stock-based compensation relating to special retention awards, net of jobs credits, of $0.1 million (recovery). At the grant date, these special retention awards had a total fair value of $8.6 million. The stock-based compensation expense relating to these awards is being recognized over the respective vesting periods, with most of the awards having vested at the end of 2024; and
•Incremental costs relating to the previous Board and refreshed Board of $0.1 million. This charge relates to the increase in value of the deferred share units (DSU) liability.
During the year ended December 29, 2024, the Company recognized costs relating to the recent proxy contest and leadership changes and related matters in SG&A expenses of $82.7 million, consisting of the following:
•Advisory fees on shareholder matters of $36.7 million;
•Severance and other termination benefits of $21.6 million, to outgoing executives (Mr. Tyra and Mr. Bajaj) following the conclusion of the proxy contest in May 2024 which includes an expense of $12.3 million resulting from the accelerated vesting of RSU awards;
•Compensation expenses relating to Mr. Chamandy’s termination and subsequent reinstatement as President and Chief Executive Officer of $8.9 million. The expense includes $1.7 million, for short-term incentive plan benefits, as well as $17.0 million, in stock-based compensation expense adjustments for reinstated share-based awards (for which a reversal of compensation expense of approximately $6.0 million was recorded in the fourth quarter of fiscal 2023), partially offset by the reversal of $9.8 million, in severance benefits which had been accrued in the fourth quarter of 2023;
•Incremental costs relating to the previous Board and refreshed Board of $8.7 million. These charges include $4.8 million, for a Directors and Officers run-off insurance policy, $0.6 million, for special board meeting fee payments, and $3.3 million, for the increase in value of the deferred share units (DSU) liability;
•Stock-based compensation relating to special retention awards of $3.8 million. The expense includes $5.8 million in retention awards, partially offset by $2.0 million in jobs credit. At the grant date, these special retention awards had a total fair value of $8.6 million. The stock-based compensation expense relating to these awards is being recognized over the respective vesting periods, with most of the awards originally vesting at the end of 2024. In connection with the departure of Mr. Bajaj, $2.5 million of these awards were fully paid out in cash to him during the second quarter of 2024; and
•Advisory, legal and other expenses of $3.0 million, with respect to the announced review process initiated by the previous Board following receipt of a confidential non-binding expression of interest to acquire the Company.